Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at janus.com/info. You can also get this information at no cost by calling a Janus representative at 1-877-335-2687 or by sending an email request to prospectusrequest@janus.com.	[PERKINS LOGO]

Summary Prospectus dated January 28, 2013
Perkins Global Value Fund

Ticker:	JPPAX	Class A Shares	JPPSX	Class S Shares	JPPNX	Class N Shares
	JPPCX	Class C Shares	JPPIX	Class I Shares	JGVAX	Class T Shares

INVESTMENT OBJECTIVE

Perkins Global Value Fund seeks capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund. For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 28 of the Fund’s Prospectus and in the “Purchases” section on page 89 of the Fund’s Statement of Additional Information.

SHAREHOLDER FEES (fees paid directly from your investment)	Class A	Class C	Class S	Class I	Class N	Class T

Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	None	1.00%	None	None	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class S	Class I	Class N	Class T

Management Fees (may adjust up or down)	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%
Distribution/Service (12b-1) Fees	0.25%	1.00%	0.25%	None	None	None
Other Expenses(1)	0.31%	0.39%	0.49%	0.32%	0.25%	0.49%
Total Annual Fund Operating Expenses	1.19%	2.02%	1.37%	0.95%	0.88%	1.12%

(1)	Other Expenses for Class N Shares are based on the estimated annualized expenses that the Shares expect to incur.

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If Shares are redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$689	$931	$1,192	$1,935
Class C Shares	$305	$634	$1,088	$2,348
Class S Shares	$139	$434	$750	$1,646
Class I Shares	$97	$303	$525	$1,166
Class N Shares	$90	$281	$488	$1,084
Class T Shares	$114	$356	$617	$1,363

1 ï Perkins Global Value Fund

If Shares are not redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$689	$931	$1,192	$1,935
Class C Shares	$205	$634	$1,088	$2,348
Class S Shares	$139	$434	$750	$1,646
Class I Shares	$97	$303	$525	$1,166
Class N Shares	$90	$281	$488	$1,084
Class T Shares	$114	$356	$617	$1,363

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by investing primarily in common stocks of companies of any size located throughout the world, including emerging markets. The Fund normally invests in issuers from several different countries, which may include the United States. The Fund may, under unusual circumstances, invest in a single country. The Fund may have significant exposure to emerging markets. The Fund may also invest in U.S. and foreign equity and debt securities. In addition, when the portfolio manager believes that market conditions are unfavorable for investing, or when he is otherwise unable to locate attractive investment opportunities, the Fund’s cash or similar investments may increase.

The Fund focuses on companies that have fallen out of favor with the market or that appear to be temporarily misunderstood by the investment community. The Fund’s portfolio manager generally looks for companies with:

•	strong balance sheets and solid recurring free cash flows
•	attractive relative and absolute valuation ratios or that have underperformed recently
•	favorable reward to risk characteristics

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant

2 ï Janus Investment Fund

portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. As of September 30, 2012, approximately 6.6% of the Fund’s investments were in emerging markets.

Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently than other types of stocks and from the market as a whole, and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock will never appreciate to the extent expected by the Fund’s portfolio manager. When the Fund’s investments in cash or similar investments increase due to a lack of favorable investment opportunities or other extraordinary factors, the Fund may not participate in market advances or declines to the same extent that it would if the Fund had been fully invested.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class T Shares (formerly named Class J Shares, the initial share class) of the Fund commenced operations with the Fund’s inception. Class A Shares, Class C Shares, Class S Shares, and Class I Shares of the Fund commenced operations on July 6, 2009. Class N Shares of the Fund commenced operations on May 31, 2012.

•	The performance shown for Class T Shares is calculated using the fees and expenses of Class T Shares in effect during the periods shown, net of any applicable fee and expense limitations or waivers.
•	The performance shown for Class A Shares, Class C Shares, and Class S Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers.
•	The performance shown for Class I Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.
•	The performance shown for Class N Shares for periods prior to May 31, 2012, reflects the performance of the Fund’s Class T Shares, calculated using the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers.

If Class A Shares, Class C Shares, Class S Shares, and Class I Shares of the Fund had been available during periods prior to July 6, 2009, or Class N Shares of the Fund had been available during periods prior to May 31, 2012, the performance shown for each respective share class may have been different. The performance shown for periods following the Fund’s commencement of Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class N Shares reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.

3 ï Perkins Global Value Fund

Annual Total Returns for Class T Shares (calendar year-end)

2003	2004	2005	2006	2007	2008	2009	2010	2011	2012
38.41%	15.33%	4.07%	11.19%	12.10%	−37.83%	31.96%	11.23%	1.70%	11.69%

Best Quarter: Second Quarter 2009 26.07% Worst Quarter: Fourth Quarter 2008 −18.02%

Average Annual Total Returns (periods ended 12/31/12)
	1 Year	5 Years	10 Years	Since Inception (6/29/01)
Class T Shares

Return Before Taxes	11.69%	0.72%	7.94%	5.91%

Return After Taxes on Distributions	10.55%	−0.05%	7.20%	5.26%

Return After Taxes on Distributions and Sale of Fund Shares(1)	8.92%	0.44%	6.90%	5.09%

Morgan Stanley Capital International World Indexsm	15.83%	−1.18%	7.51%	3.80%
(net of foreign withholding taxes)
(reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)

Morgan Stanley Capital International All Country World Indexsm	16.13%	−1.16%	8.11%	4.39%
(net of foreign withholding taxes)
(reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)

Class A Shares

Return Before Taxes(2)	5.19%	−0.61%	7.08%	5.16%

Morgan Stanley Capital International World Indexsm	15.83%	−1.18%	7.51%	3.80%
(net of foreign withholding taxes)
(reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)

Morgan Stanley Capital International All Country World Indexsm	16.13%	−1.16%	8.11%	4.39%
(net of foreign withholding taxes)
(reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)

Class C Shares

Return Before Taxes(3)	10.30%	−0.03%	7.01%	5.00%

Morgan Stanley Capital International World Indexsm	15.83%	−1.18%	7.51%	3.80%
(net of foreign withholding taxes)
(reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)

Morgan Stanley Capital International All Country World Indexsm	16.13%	−1.16%	8.11%	4.39%
(net of foreign withholding taxes)
(reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)

4 ï Janus Investment Fund

Average Annual Total Returns (periods ended 12/31/12)
	1 Year	5 Years	10 Years	Since Inception (6/29/01)

Class S Shares

Return Before Taxes	11.38%	0.59%	7.65%	5.63%

Morgan Stanley Capital International World Indexsm	15.83%	−1.18%	7.51%	3.80%
(net of foreign withholding taxes)
(reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)

Morgan Stanley Capital International All Country World Indexsm	16.13%	−1.16%	8.11%	4.39%
(net of foreign withholding taxes)
(reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)

Class I Shares

Return Before Taxes	11.82%	0.64%	7.90%	5.88%

Morgan Stanley Capital International World Indexsm	15.83%	−1.18%	7.51%	3.80%
(net of foreign withholding taxes)
(reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)

Morgan Stanley Capital International All Country World Indexsm	16.13%	−1.16%	8.11%	4.39%
(net of foreign withholding taxes)
(reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)

Class N Shares

Return Before Taxes	11.69%	0.72%	7.94%	5.91%

Morgan Stanley Capital International World Indexsm	15.83%	−1.18%	7.51%	3.80%
(net of foreign withholding taxes)
(reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)

Morgan Stanley Capital International All Country World Indexsm	16.13%	−1.16%	8.11%	4.39%
(net of foreign withholding taxes)
(reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
(2)	Calculated assuming maximum permitted sales loads.
(3)	The one year return is calculated to include the contingent deferred sales charge.

The Morgan Stanley Capital International (“MSCI”) World Indexsm is a market capitalization weighted index composed of companies representative of the market structure of developed market countries in North America, Europe, and the Asia/Pacific Region. The index includes reinvestment of dividends, net of foreign withholding taxes. This index is used to calculate the performance fee adjustment.

After-tax returns are calculated using distributions for the Fund’s Class T Shares (formerly named Class J Shares, the initial share class). After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Class T Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class T Shares due to varying sales charges (as applicable), fees, and expenses among the classes.

5 ï Perkins Global Value Fund

MANAGEMENT

Investment Adviser: Janus Capital Management LLC

Investment Subadviser: Perkins Investment Management LLC

Portfolio Manager: Gregory R. Kolb, CFA, is Portfolio Manager of the Fund, which he has managed or co-managed since May 2005.

PURCHASE AND SALE OF FUND SHARES

Minimum Investment Requirements*

Class A Shares, Class C Shares**, Class S Shares, and Class T Shares
Non-retirement accounts	$2,500

Certain tax-deferred accounts or UGMA/UTMA accounts	$500

Class I Shares

Institutional investors (investing directly with Janus)	$1,000,000

Through an intermediary institution
• non-retirement accounts	$2,500
• certain tax-deferred accounts or UGMA/UTMA accounts	$500

Class N Shares

No minimum investment requirements imposed by the Fund	None

*	Exceptions to these minimums may apply for certain tax-deferred, tax-qualified and retirement plans, and accounts held through certain wrap programs.
**	The maximum purchase in Class C Shares is $500,000 for any single purchase.

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. Class I Shares may be purchased directly by certain institutional investors. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agents (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

TAX INFORMATION

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Class A Shares, Class C Shares, Class S Shares, Class I Shares, or Class T Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to recommend one share class over another. Ask your salesperson or visit your financial intermediary’s website for more information.

6 ï Janus Investment Fund

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at janus.com/reports. You can also get this information at no cost by calling a Janus representative at 1-800-525-3713 or by sending an email request to prospectusorder@janus.com.	[PERKINS LOGO]

Summary Prospectus dated January 28, 2013
Perkins Global Value Fund

Ticker:	JNGOX	Class D Shares*
* Class D Shares are closed to certain new investors.

INVESTMENT OBJECTIVE

Perkins Global Value Fund seeks capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class D

Management Fees (may adjust up or down)	0.63%
Other Expenses	0.40%
Total Annual Fund Operating Expenses	1.03%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class D Shares	$105	$328	$569	$1,259

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by investing primarily in common stocks of companies of any size located throughout the world, including emerging markets. The Fund normally invests in issuers from several different countries, which may include the United States. The Fund may, under unusual circumstances, invest in a single country. The Fund may have significant exposure to emerging markets. The Fund may also invest in U.S. and foreign equity and debt securities. In addition, when the portfolio manager believes that market conditions are unfavorable for investing, or when he is otherwise unable to locate attractive investment opportunities, the Fund’s cash or similar investments may increase.

The Fund focuses on companies that have fallen out of favor with the market or that appear to be temporarily misunderstood by the investment community. The Fund’s portfolio manager generally looks for companies with:

•	strong balance sheets and solid recurring free cash flows
•	attractive relative and absolute valuation ratios or that have underperformed recently
•	favorable reward to risk characteristics

1 ï Perkins Global Value Fund

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities involve a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. As of September 30, 2012, approximately 6.6% of the Fund’s investments were in emerging markets.

Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently than other types of stocks and from the market as a whole, and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock will never appreciate to the extent expected by the Fund’s portfolio manager. When the Fund’s investments in cash or similar investments increase due to a lack of favorable investment opportunities or other extraordinary factors, the Fund may not participate in market advances or declines to the same extent that it would if the Fund had been fully invested.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

2 ï Janus Investment Fund

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class D Shares of the Fund commenced operations on February 16, 2010, as a result of the restructuring of Class J Shares, the predecessor share class. The performance shown for Class D Shares for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers. If Class D Shares of the Fund had been available during periods prior to February 16, 2010, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class D Shares reflects the fees and expenses of Class D Shares, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.

Annual Total Returns for Class D Shares (calendar year-end)

2003	2004	2005	2006	2007	2008	2009	2010	2011	2012
38.41%	15.33%	4.07%	11.19%	12.10%	−37.83%	31.96%	11.45%	1.75%	11.70%

Best Quarter: Second Quarter 2009 26.07% Worst Quarter: Fourth Quarter 2008 −18.02%

Average Annual Total Returns (periods ended 12/31/12)

	1 Year	5 Years	10 Years	Since Inception (6/29/01)

Class D Shares

Return Before Taxes	11.70%	0.77%	7.96%	5.93%

Return After Taxes on Distributions	10.56%	0.00%	7.22%	5.29%

Return After Taxes on Distributions and Sale of Fund Shares(1)	8.93%	0.48%	6.93%	5.11%

Morgan Stanley Capital International World Indexsm	15.83%	−1.18%	7.51%	3.80%
(net of foreign withholding taxes)
(reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)

Morgan Stanley Capital International All Country World Indexsm	16.13%	−1.16%	8.11%	4.39%
(net of foreign withholding taxes)
(reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)

(1)	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.

The Morgan Stanley Capital International (“MSCI”) World Indexsm is a market capitalization weighted index composed of companies representative of the market structure of developed market countries in North America, Europe, and the Asia/Pacific Region. The index includes reinvestment of dividends, net of foreign withholding taxes. This index is used to calculate the performance fee adjustment.

3 ï Perkins Global Value Fund

After-tax returns are calculated using distributions for the Fund’s Class D Shares for the periods following February 16, 2010; and for the Fund’s Class J Shares, the predecessor share class, for the periods prior to February 16, 2010. If Class D Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

MANAGEMENT

Investment Adviser: Janus Capital Management LLC

Investment Subadviser: Perkins Investment Management LLC

Portfolio Manager: Gregory R. Kolb, CFA, is Portfolio Manager of the Fund, which he has managed or co-managed since May 2005.

PURCHASE AND SALE OF FUND SHARES

Minimum Investment Requirements
To open a new regular Fund account	$2,500

To open a new UGMA/UTMA account, Coverdell Education Savings Account, or a retirement Fund account
• without an automatic investment program	$1,000
• with an automatic investment program of $100 per month	$500

To add to any existing type of Fund account	$100

You may generally purchase, exchange, or redeem Fund Shares on any business day by written request, wire transfer, telephone, and in most cases, online at janus.com/individual. You may conduct transactions by mail (Janus, P.O. Box 55932, Boston, MA 02205-5932), or by telephone at 1-800-525-3713. Purchase, exchange, or redemption requests must be received in good order by the Fund or its agents prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “To Open an Account or Buy Shares,” “To Exchange Shares,” and/or “To Sell Shares” in the Prospectus.

TAX INFORMATION

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

With respect to certain other classes of shares, the Fund and its related companies may pay select broker-dealer firms or other financial intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing a broker-dealer or other intermediary or a salesperson to recommend the Fund over another investment or to recommend one share class over another.

4 ï Janus Investment Fund